Derivative instruments	6 Months Ended
Jun. 30, 2021
Derivative [Line Items]
Disclosure Of Derivative Financial Instruments Explanatory
Note 11

Derivative instruments
a) Derivative instruments
As of 30.6.21, USD billion
Derivative
financial
assets
Notional values
related to derivative
financial assets
1
Derivative
financial
liabilities
Notional values
related to derivative
financial liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate contracts 38.4 995 32.7 912 9,918
Credit derivative contracts 2.0 54 2.4 54 0
Foreign exchange contracts 49.5 3,074 47.4 2,869 2
Equity / index contracts 29.2 458 36.3 615 90
Commodity contracts 1.9 59 2.1 58 15
Loan commitments measured at FVTPL 0.0 1 0.0 11
Unsettled purchases of non-derivative financial instruments
3
0.3 29 0.3 26
Unsettled sales of non-derivative financial instruments
3
0.3 39 0.4 23
Total derivative financial instruments, based on IFRS netting
4
121.6 4,708 121.7 4,569 10,024
Further netting potential not recognized on the balance

sheet
5
(107.5) (106.8)
of which: netting of recognized financial liabilities / assets (86.8) (86.8)
of which: netting with collateral received / pledged (20.6) (20.0)
Total derivative financial instruments, after consideration of further netting potential 14.2 14.9
As of 31.3.21, USD billion
Derivative financial instruments
Interest rate contracts 39.9 991 34.0 901 11,707
Credit derivative contracts 2.3 65 2.5 62 0
Foreign exchange contracts 70.7 3,283 67.6 3,067 2
Equity / index contracts 32.2 468 38.7 599 97
Commodity contracts 2.2 62 2.0 54 12
Loan commitments measured at FVTPL 0.0 1 0.0 9
Unsettled purchases of non-derivative financial instruments
3
0.6 26 0.3 32
Unsettled sales of non-derivative financial instruments
3
0.4 42 0.8 21
Total derivative financial instruments, based on IFRS netting
4
148.3 4,938 146.0 4,745 11,817
Further netting potential not recognized on the balance

sheet
5
(130.1) (127.5)
of which: netting of recognized financial liabilities / assets (105.1) (105.1)
of which: netting with collateral received / pledged (25.0) (22.5)
Total derivative financial instruments, after consideration of further netting potential 18.2 18.5
As of 31.12.20, USD billion
Derivative financial instruments
Interest rate contracts 50.9 928 43.9 880 11,292
Credit derivative contracts 2.4 58 2.9 65 0
Foreign exchange contracts 68.7 2,951 70.5 2,820 1
Equity / index contracts 34.8 450 41.2 581 91
Commodity contracts 2.2 58 2.0 50 10
Loan commitments measured at FVTPL 0.0 10
Unsettled purchases of non-derivative financial instruments
3
0.3 18 0.2 10
Unsettled sales of non-derivative financial instruments
3
0.2 17 0.3 13
Total derivative financial instruments, based on IFRS netting
4
159.6 4,480 161.1 4,430 11,394
Further netting potential not recognized on the balance

sheet
5
(144.4) (141.2)
of which: netting of recognized financial liabilities / assets (117.2) (117.2)
of which: netting with collateral received / pledged (27.2) (23.9)
Total derivative financial instruments, after consideration of further netting potential 15.2 19.9
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet,

the respective notional values

of the netted derivative

financial instruments are still

presented on a gross

basis.
Notional amounts of exchange-traded agency transactions and OTC

-cleared transactions entered into on behalf of clients are

not disclosed, as they have a significantly different risk profile.

2 Other notional values
relate to derivatives

that are cleared

through either a

central counterparty

or an exchange.

The fair

value of these

derivatives is

presented on the

balance sheet net

of the corresponding

cash margin under

Cash
collateral receivables

on derivative

instruments and

Cash collateral

payables on

derivative instruments

and was

not material

for all

periods presented.

3 Changes

in the

fair value

of purchased

and sold

non-
derivative financial instruments between

trade date and settlement

date are recognized as

derivative financial instruments.

4 Financial assets and

liabilities are presented net

on the balance sheet

if UBS AG has
the unconditional and

legally enforceable right

to offset the

recognized amounts,

both in the

normal course of

business and in

the event of

default, bankruptcy or

insolvency of UBS

AG or its

counterparties, and
intends either to settle on

a net basis or

to realize the asset

and settle the liability

simultaneously.

5 Reflects the netting potential

in accordance with enforceable

master netting and similar

arrangements where
not all criteria

for a net

presentation on the

balance sheet have

been met.

Refer to “Note

22 Offsetting financial

assets and financial

liabilities” in the

“Consolidated financial statements”

section of

the Annual
Report 2020 for more information.
b) Cash collateral on derivative instruments
USD billion
Receivables
30.6.21
Payables
30.6.21
Receivables
31.3.21
Payables
31.3.21
Receivables
31.12.20
Payables
31.12.20
Cash collateral on derivative instruments, based on IFRS netting
1
29.8 32.2 35.0 36.6 32.7 37.3
Further netting potential not recognized on the balance

sheet
2
(18.3) (16.9) (21.1) (20.7) (21.1) (21.6)
of which: netting of recognized financial liabilities / assets (15.9) (14.4) (18.2) (18.3) (19.6) (19.6)
of which: netting with collateral received / pledged (2.4) (2.5) (2.9) (2.3) (1.5) (2.1)
Cash collateral on derivative instruments, after consideration of further netting potential 11.5 15.3 14.0 15.9 11.6 15.7
1 Financial assets and liabilities

are presented net on the

balance sheet if UBS AG

has the unconditional and legally

enforceable right to offset the

recognized amounts, both in

the normal course of business

and in
the event of default, bankruptcy or insolvency of UBS AG

or its counterparties, and intends either to

settle on a net basis or to realize the asset

and settle the liability simultaneously.

2 Reflects the netting potential
in accordance with enforceable

master netting and similar

arrangements where not all

criteria for a net

presentation on the balance

sheet have been met.

Refer to “Note 22 Offsetting

financial assets and

financial
liabilities” in the “Consolidated financial statements” section of the Annual Report 2020 for more information.